INTANGIBLE ASSETS, NET (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
2018	$ 749
2019	354
2020	334
2021	282
Thereafter	281
Finite-Lived Intangible Assets, Net	$ 2,000	$ 2,832